Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [line items]
Summary of Financial Liabilities
(a)
Financial liabilities as of December 31, 2022 and 2023 are as follows:

(In millions of won)	December 31, 2022		December 31, 2023
Current
Short-term borrowings	₩	2,578,552	1,875,635
Current portion of long-term borrowings		2,538,917	2,934,693
Current portion of bonds		316,648	369,716
Derivatives(*1)		14,443	26,193
Fair value hedging derivatives(*2)		—	7,392
Lease liabilities		40,694	48,666
	₩	5,489,254	5,262,295
Non-current
Long-term borrowings	₩	8,425,195	10,230,658
Bonds		1,132,098	1,118,427
Derivatives (*1)		32,965	37,333
Fair value hedging derivatives (*2)		—	28,660
Lease liabilities		32,094	24,698
	₩	9,622,352	11,439,776

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

(*2) Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to advances received in foreign currency. The contracts are designated as hedging instruments.

Bonds issued and outstanding [member]
Disclosure of financial liabilities [line items]
Summary of Debt Instrument
(e)
Details of bonds issued and outstanding as of December 31, 2022 and 2023 are as follows:

(In millions of won and USD)
	Maturity	Annual interest rate as of December 31, 2023 (%)	December 31, 2022		December 31, 2023
Won denominated bonds at amortized cost(*1)
Publicly issued bonds	February 2024 ~ February 2027	2.29~3.66	₩	1,215,000	1,025,000
Privately issued bonds	January 2025 ~ January 2026	7.20~7.25		110,000	337,000
Less discount on bonds				(2,927)	(2,120)
Less current portion				(189,975)	(369,716)
			₩	1,132,098	990,164
Foreign currency denominated bonds at amortized cost(*2)
Privately issued bonds	April 2026	7.29	₩	126,730	128,940
Foreign currency equivalent (contractual par amount)			USD 100		USD 100
Less discount on bonds				(57)	(677)
Foreign currency equivalent (discount on bonds)			USD (0)		USD (1)
Less current portion				(126,673)	—
			₩	—	128,263
			₩	1,132,098	1,118,427

(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.

(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly.

Long-term borrowings [Member]
Disclosure of financial liabilities [line items]
Summary of Debt Instrument
(c)
Won denominated long-term borrowings as of December 31, 2022 and 2023 are as follows:

(In millions of won)
Lender	Annual interest rate as of December 31, 2023 (%)	December 31, 2022		December 31, 2023
LG Electronics Inc.	6.06	₩	—	1,000,000
Korea Development Bank and others	1.90~7.50		2,986,102	3,490,967
Less current portion of long-term borrowings		₩	(1,341,500)	(776,000)
		₩	1,644,602	3,714,967

(d)
Foreign currency denominated long-term borrowings as of December 31, 2022 and 2023 are as follows:

(In millions of won, USD and CNY)
Lender	Annual interest rate as of December 31, 2023 (%)	December 31, 2022	December 31, 2023
KEB Hana Bank and others	1.82~8.60	₩ 7,978,010	8,674,384
Foreign currency equivalent		USD 3,494	USD 3,222
		CNY 19,569	CNY 24,991
Less current portion of long-term borrowings		₩ (1,197,417)	(2,158,693)
		₩ 6,780,593	6,515,691

Short-term borrowings [member]
Disclosure of financial liabilities [line items]
Summary of Debt Instrument
(b)
Short-term borrowings as of December 31, 2022 and 2023 are as follows.

(In millions of won, USD and CNY)
Lender	Annual interest rate as of December 31, 2023 (%)	December 31, 2022	December 31, 2023
Standard Chartered Bank Korea Limited and others	3.40~6.95	₩ 2,578,552	1,875,635
Foreign currency equivalent		USD 1,252	USD 747
		CNY 1,000	CNY 345